Stockholders' Deficit (Details) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended									12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 13, 2012	Sep. 30, 2011	Jun. 01, 2011	Dec. 31, 2010	Aug. 31, 2010	Aug. 06, 2010	Aug. 01, 2008	Dec. 31, 2011 Consultant Birbragher Ins Trust [Member]	Dec. 31, 2011 Interactive Business Alliance [Member]	Feb. 28, 2013 Consultant Firerock Capital [Member]	Dec. 31, 2012 UTA Capital LLC [Member]	Feb. 07, 2013 Series A Preferred Stock [Member]	Jun. 01, 2011 Series A Preferred Stock [Member]	Feb. 28, 2013 Series A Preferred Stock [Member]	Nov. 30, 2011 Series A Preferred Stock [Member] Officer	Jun. 30, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 01, 2011 Series A Preferred Stock [Member]	Jun. 01, 2011 Series A Preferred Stock [Member] Principal Officer [Member] Officer
Stockholders' Deficit (Textual)
Shares issued in exchange for consulting services						132,000									16,000	8,000	25,000
Fair value of shares issued in exchange for consulting services				$ 84,501		$ 338,900	$ 350,000
Implied fair value of company's common stock	$ 3.35		$ 5.00	$ 3.35		$ 2.57									$ 15	$ 13.75	$ 3.38											$ 1.00
Preferred stock, shares authorized						50,000,000				50,000,000				50,000,000						20,000,000							2,000,000	2,000,000
Preferred stock, par value						$ 0.0001								$ 0.0001						$ 0.0001							$ 0.01
Preferred stock conversion ratio																				Conversion ratio of .08 shares of common stock for every one share.					Conversion ratio of .08 shares of common stock for every one share.	Conversion ratio of .08 shares of common stock for every one share.
Redemption price per share																				$ 0.0001
Preferred Stock, voting rights																				Ratio of .08 votes for every one share.			Ratio of ten votes for every one share
Number of company's principal officers																						3						3
Carrying amount of preferred stock																				200
Change in fair value of preferred stock																				1,999,800
Diluted weighted average common shares outstanding				2,103,957	1,341,110	1,553,555	1,003,264																	57,383,496	52,251,924	3,616,039
Number of shares of preferred stock converted into shares of common stock																			200,000
Shares issued upon conversion of preferred stock into common stock																			2,000,000		2,000,000				160,000	160,000
Exercise price of warrants	18.75			18.75		1.25					18.75	18.75	18.75					18.75
Preferred stock issued to Lawrence Sands																					32,000
Preferred stock issued to former officer and director																					64,000
Description of reverse stock split became effective on January 14, 2013				1-for-125.
Common stock issued to employees as bonuses, Shares							84,000
Common stock issued to employees as bonuses, Value							1,361,000
Weighted average price per share							$ 16.20
Issuance of shares to employees, director and officer, Shares		20,000				40,000
Issuance of shares of common stock to employees price per share		$ 2.88				$ 0.75
Issuance of shares to employees, director and officers		57,600				30,000
Issuances of shares from conversion of notes payable, Shares	146,334		28,826				117,386
Aggregate principal amount of note	210,000		27,500	210,000				125,000	180,000
Conversion price per share						$ 0.86	$ 1.06
Issuances of shares from conversion of notes payable							123,998
Interest expense converted into common stock shares							23,998
Loss on conversion of notes payable	(280,819)		(116,630)
Common stock issued for loan modification							242,702
Issuance of shares pursuant to conversion of notes payable, Shares						177,270
Issuance of shares pursuant to convertible notes payable, value						153,216
Issuance of shares pursuant to completed acquisition, Shares						40,000	68,000
Issuance of shares pursuant to completed acquisition						77,500	181,642
Issuance of common stock value in connection with acquisition of Tropical and RM Engineering							76,120
Issuance of shares pursuant to business combinations, price per share						$ 1.9375	$ 1.12
Issuance of shares for acquisition not completed							290,766
Issuance of shares for acquisition not completed, Shares							16,856
Issuance of shares pursuant to pending acquisition, price per share							$ 17.25
Issuances of shares in settlement of note payable							25,000
Issuances of shares in settlement of note payable, Shares							20,000
Issuance of shares to satisfy liabilities, price per share							$ 1.25
Common stock share issued to lender for promissory note							16,000
Issuances of shares pursuant to loans, Shares							32,000
Issuance of shares pursuant to loans price per share							$ 7.78
Issuances of shares pursuant to loans							373,446
Issuances from sale of shares, Shares							27,271
Issuances from sale of shares							54,999
Issuance from sale of shares, price per share							$ 2.02
Issuance of shares to UTA pursuant to loan modifications, Shares	81,500						16,596
Issuance of shares to UTA pursuant to loan modifications	248,575						242,702
Issuance of shares pursuant to loan modification, price per share	$ 3.05			$ 3.05			$ 14.62
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares						208,759
Issuance of shares to satisfy obligations pursuant to warrants, price per share						$ 2.00
Issuance of shares for extinguishment of debt and cancellation of warrants						352,763
Issuance of common shares in exchange for accrued preferred dividends			164,023
Shares issued to satisfy accrued dividends			$ 246,322
Conversion of Series D Preferred Stock, Shares			157,949
Number of preferred stock converted			566
Issuance of shares for option exercise. Shares	20,000					51,810,451